Consolidated Statement of Income ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨) ₨ / shares	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 INR (₨) ₨ / shares	Mar. 31, 2020 INR (₨) ₨ / shares
Revenue
- Rendering of services	₨ 25,659,626	$ 338,486	₨ 22,035,746	₨ 21,125,781
- Sale of products	1,366,049	18,020	2,283,796	1,826,286
Total	27,025,675	356,506	24,319,542	22,952,067
Cost of goods sold and services rendered
- Rendering of services	(14,208,357)	(187,428)	(12,269,997)	(12,488,814)
- Sale of products	(1,833,699)	(24,189)	(2,432,537)	(1,876,013)
Total	(16,042,056)	(211,617)	(14,702,534)	(14,364,827)
Other income
- Profit on sale of property, plant and equipment (Net)	4,825	64	1,352	0
- Other income	125,903	1,660	154,641	97,155
Other income	130,728	1,724	155,993	97,155
Selling, general and administrative expenses	(4,943,575)	(65,213)	(4,546,756)	(4,513,646)
Depreciation and amortization	(3,283,452)	(43,313)	(2,835,632)	(2,290,777)
Impairment Loss on goodwill	(14,595)	(193)	0	0
Profit from operating activities	2,872,725	37,894	2,390,613	1,879,972
Finance income	73,577	971	172,319	193,877
Finance expenses	(1,098,096)	(14,485)	(962,656)	(1,054,133)
Net finance income / (expense)	(1,024,519)	(13,514)	(790,337)	(860,256)
Profit before tax	1,848,206	24,380	1,600,276	1,019,716
Income tax (expense) / benefit	(590,261)	(7,786)	(68,414)	(314,339)
Profit for the year	1,257,945	16,594	1,531,862	705,377
Attributable to:
Equity holders of the Company	1,257,945	16,594	1,531,862	705,377
Non-controlling interest	0	0	0	0
Profit for the year	₨ 1,257,945	$ 16,594	₨ 1,531,862	₨ 705,377
Earnings per share
Basic earnings per share | (per share)	₨ 6.89	$ 0.1	₨ 8.53	₨ 3.94
Diluted earnings per share | (per share)	₨ 6.73	$ 0.09	₨ 8.45	₨ 3.9